Derivative Liabilities	6 Months Ended
Jun. 30, 2025
Derivative Liabilities
Derivative Liabilities

NOTE 8 – Derivative Liabilities

The fair values of the conversion option of outstanding convertible notes payable and common stock warrants were determined to be derivative liabilities under ASC 815 due to the default on convertible notes payable disclosed above, which resulted in a variable conversion price on the outstanding convertible note payable. The fair value of the derivative liabilities was estimated using a binomial model with the following assumptions:

	As of June 30, 2025
	Conversion Option	Warrants

Volatility	714.58%	714.58%
Dividend Yield	0%	0%
Risk-free rate	3.96%	3.96%
Expected term	1 year	1.46-1.90 years
Stock price	$0.0076	$0.0076
Exercise price	$0.0019-0.0021	$0.5
Derivative liability fair value	$799,719	$72,372
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of June 30, 2025	105,355,270	9,530,000

	As of December 31, 2024
	Conversion Option	Warrants

Volatility	406.93%	301.31%
Dividend Yield	0%	0%
Risk-free rate	4.16%	4.27%
Expected term	1 year	1.71-2.15 years
Stock price	$0.003	$0.003
Exercise price	$0.0004-0.01	$0.5
Derivative liability fair value	$1,973,641	$19,112
Number of shares issued upon conversion, exercise, or satisfaction of required conditions as of December 31, 2024	668,516,113	9,530,000

All fair value measurements related to the derivative liabilities are considered significant unobservable inputs (Level 3) under the fair value hierarchy of ASC 820.

The table below presents the change in the fair value of the derivative liability during the six months ended June 30, 2025:

Fair value as of December 31, 2024	$1,992,754
Fair value settled to equity upon conversion	(306,644)
Fair value on the date of issuance related to warrants issued	–
Change in fair value of derivatives	(857,804)
Fair value as of June 30, 2025	$828,306

The total impact of derivative liabilities recognized in the Company’s consolidated statements of operations includes the change in fair value of derivatives, with the Company recognizing a total gain of $857,804 during the six months ended June 30, 2025. In addition, as a result of the default, all other potentially dilutive instruments must also be recorded at fair value pursuant to ASC 815.